Subsequent events (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 14, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Shares Re-Purchased		568,519
Common stock aggregate purchase price		$ 368	$ 99
Subsequent Event [Member]
Shares Re-Purchased	45,924
Common stock aggregate purchase price	$ 114